Ordinary Shares	9 Months Ended
Sep. 30, 2020
Ordinary Shares
Ordinary Shares

20. Ordinary Shares

Upon inception, each ordinary share was issued at a par value of US$0.00025 per share. Various numbers of ordinary shares were issued to share-based compensation award recipients. As of December 31, 2019 and September 30, 2020, the authorized share capital of the Company is US$1,000 divided into 4,000,000,000 shares, comprising of: 2,500,000,000 Class A Ordinary Shares, 132,030,222 Class B Ordinary Shares, 148,500,000 Class C Ordinary Shares, each at a par value of US$0.00025 per share, and 1,219,469,778 shares of a par value of US$0.00025 each of such class or classes as the board of directors may determine.

On June 15, 2020 and subsequently on June 18, 2020, the Company consummated the follow-on offering of a total of 82,800,000 American depositary shares (the "ADSs") at a price of US$5.95 per ADS.

On September 2, 2020, the Company consummated another follow-on offering of a total of 101,775,000 American depositary shares (the “ADSs”) at a price of US$17.00 per ADS.

As of December 31, 2019 and September 30, 2020, 4,000,000,000 ordinary shares were authorized. 1,067,467,877 shares and 1,407,962,120 shares were issued, and 1,064,472,660 shares and 1,405,365,548 shares were outstanding as of December 31, 2019 and September 30, 2020, respectively. As of December 31, 2019 and September 30, 2020, the share number excludes 47,985,539 and 31,710,637 Class A Ordinary Shares, respectively, issued to the depositary bank for bulk issuance of ADSs reserved for future issuance upon the exercise or vesting of awards granted under the Company’s share incentive plan.